Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000014303
Account Value [Line Items]
Line Graph and Table Measure Name	Tax-Managed Multi-Cap Growth Portfolio
Account Value	$ 32,917	$ 33,098	$ 32,551	$ 32,049	$ 32,140	$ 30,493	$ 29,136	$ 30,561	$ 30,664	$ 29,136	$ 28,634	$ 27,386	$ 24,547	$ 24,741	$ 26,080	$ 26,366	$ 25,636	$ 24,097	$ 23,521	$ 23,002	$ 21,366	$ 21,993	$ 20,197	$ 21,680	$ 20,688	$ 19,633	$ 21,930	$ 23,076	$ 20,614	$ 22,238	$ 22,962	$ 25,756	$ 25,066	$ 26,143	$ 28,674	$ 27,989	$ 28,502	$ 26,696	$ 28,541	$ 27,602	$ 26,646	$ 25,387	$ 25,978	$ 24,204	$ 24,017	$ 23,531	$ 24,194	$ 23,220	$ 21,209	$ 21,877	$ 22,910	$ 20,823	$ 19,587	$ 18,881	$ 17,564	$ 15,279	$ 17,206	$ 18,448	$ 18,116	$ 17,638	$ 16,879	$ 16,617	$ 16,711	$ 17,104	$ 16,696	$ 15,701	$ 17,031	$ 16,068	$ 15,707	$ 15,335	$ 13,734	$ 14,989	$ 14,928	$ 16,619	$ 16,660	$ 15,837	$ 15,720	$ 15,495	$ 14,688	$ 14,407	$ 14,744	$ 14,917	$ 13,732	$ 13,578	$ 13,267	$ 12,946	$ 12,778	$ 12,716	$ 12,355	$ 12,421	$ 12,105	$ 11,886	$ 11,814	$ 11,458	$ 10,917	$ 10,943	$ 10,815	$ 11,096	$ 11,070	$ 11,065	$ 10,479	$ 10,688	$ 10,367	$ 10,331	$ 9,643	$ 9,816	$ 10,729	$ 10,958	$ 10,805	$ 10,005	$ 10,387	$ 11,019	$ 10,780	$ 10,892	$ 10,647	$ 10,566	$ 10,703	$ 9,918	$ 10,158	$ 10,224	$ 10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	34,261	33,545	32,750	32,357	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332	12,318	11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,869	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
EATON VANCE Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 42,855	$ 43,017	$ 41,861	$ 41,068	$ 41,595	$ 39,084	$ 36,886	$ 38,587	$ 37,901	$ 35,461	$ 34,693	$ 33,113	$ 29,880	$ 30,408	$ 32,176	$ 32,541	$ 31,460	$ 29,426	$ 28,212	$ 27,971	$ 26,326	$ 26,641	$ 24,568	$ 26,583	$ 25,469	$ 24,012	$ 26,585	$ 27,820	$ 24,850	$ 26,958	$ 27,593	$ 31,386	$ 30,264	$ 31,520	$ 34,586	$ 33,903	$ 33,812	$ 31,190	$ 33,001	$ 31,850	$ 30,975	$ 29,176	$ 29,614	$ 27,810	$ 27,435	$ 27,379	$ 27,483	$ 26,202	$ 23,675	$ 24,449	$ 25,621	$ 23,276	$ 21,663	$ 20,765	$ 19,430	$ 16,925	$ 18,892	$ 20,279	$ 19,877	$ 19,304	$ 18,467	$ 17,961	$ 17,969	$ 18,150	$ 17,765	$ 16,614	$ 17,749	$ 16,999	$ 16,580	$ 15,975	$ 14,632	$ 16,049	$ 15,874	$ 17,488	$ 17,430	$ 16,518	$ 16,062	$ 15,910	$ 15,221	$ 15,171	$ 15,549	$ 15,971	$ 14,949	$ 14,841	$ 14,405	$ 13,892	$ 13,671	$ 13,445	$ 13,115	$ 13,114	$ 12,814	$ 12,532	$ 12,388	$ 11,909	$ 11,536	$ 11,394	$ 11,098	$ 11,399	$ 11,348	$ 11,391	$ 10,864	$ 10,907	$ 10,694	$ 10,778	$ 10,091	$ 10,100	$ 10,742	$ 10,930	$ 10,872	$ 10,031	$ 10,317	$ 10,999	$ 10,663	$ 10,828	$ 10,659	$ 10,635	$ 10,733	$ 10,059	$ 10,221	$ 10,298	$ 10,000